Financial instruments and risk management - Summary of derivative financial instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 366	$ 556
Derivative financial liabilities	(351)	(502)
Disclosure Of Information About Amounts Recognised In Balance Sheet [Abstract]
Non-current assets	308	468
Current assets	58	88
Current liabilities	(103)	(95)
Non-current liabilities	(248)	(407)
Total net derivative instruments	15	54
Within 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	58	88
Derivative financial liabilities	(103)	(95)
Between 1 and 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	96	153
Derivative financial liabilities	(86)	(205)
More than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	212	315
Derivative financial liabilities	(162)	(202)
Other Financial Assets
Disclosure of detailed information about financial instruments [line items]
Total net derivative instruments	15	54
Derivatives designated as hedges
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	217	124
Derivative financial liabilities	(322)	(404)
Derivatives designated as hedges | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	151	70
Derivative financial liabilities	(38)	(137)
Derivatives designated as hedges | Cross currency interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	(260)	(221)
Derivatives designated as hedges | Aluminium Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	66	54
Derivative financial liabilities	(24)	(46)
Derivatives not designated as hedges
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	149	432
Derivative financial liabilities	(29)	(98)
Derivatives not designated as hedges | Aluminium Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	96	346
Derivative financial liabilities	0	0
Derivatives not designated as hedges | Currency Forward Contracts Options And Swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	13	0
Derivative financial liabilities	(5)	(68)
Derivatives not designated as hedges | Other embedded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	14	6
Derivative financial liabilities	0	0
Derivatives not designated as hedges | Other commodity contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	26	80
Derivative financial liabilities	$ (24)	$ (30)